Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Trading assets	248,842	231,990
Derivatives	196,882	307,726
Other financial assets	14,765	12,399
Total assets	2,957,939	2,984,164	$ 2,715,152
Liabilities under insurance contracts	109,077	103,743
Deferred tax	4,673	4,313
Other liabilities	22,430	22,721
Total liabilities	2,751,162	2,779,169
Total equity	206,777	204,995	$ 192,668	$ 194,249
Total liabilities and equity	2,957,939	2,984,164
Insurance manufacturing subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	127,657	121,127
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	44,682	39,553
Derivatives	147	281
– financial investments at amortised cost	61,593	58,426
– financial investments at fair value through other comprehensive income	13,268	14,921
Other financial assets	7,967	7,946
Reinsurance assets	3,921	3,770
PVIF	9,453	9,435
Other assets and investment properties	3,585	3,577
Total assets	144,616	137,909
Liabilities under investment contracts designated at fair value	5,938	6,385
Liabilities under insurance contracts	112,807	107,261
Deferred tax	1,630	1,575
Other liabilities	7,269	7,244
Total liabilities	127,644	122,465
Total equity	16,972	15,444
Total liabilities and equity	144,616	137,909
Insurance manufacturing subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	34,264	34,768
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,030	17,184
Derivatives	65	107
– financial investments at amortised cost	1,161	531
– financial investments at fair value through other comprehensive income	12,073	13,894
Other financial assets	1,935	3,052
Reinsurance assets	213	245
PVIF	1,098	884
Other assets and investment properties	1,091	1,189
Total assets	36,666	37,086
Liabilities under investment contracts designated at fair value	1,396	1,288
Liabilities under insurance contracts	30,131	31,153
Deferred tax	250	204
Other liabilities	2,711	2,426
Total liabilities	34,488	35,071
Total equity	2,178	2,015
Total liabilities and equity	36,666	37,086
Insurance manufacturing subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	92,535	85,259
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	25,248	22,099
Derivatives	82	174
– financial investments at amortised cost	60,389	57,420
– financial investments at fair value through other comprehensive income	817	706
Other financial assets	5,999	4,860
Reinsurance assets	3,703	3,521
PVIF	8,177	8,390
Other assets and investment properties	2,431	2,332
Total assets	106,846	99,502
Liabilities under investment contracts designated at fair value	4,542	5,097
Liabilities under insurance contracts	81,840	74,994
Deferred tax	1,357	1,348
Other liabilities	4,523	4,800
Total liabilities	92,262	86,239
Total equity	14,584	13,263
Total liabilities and equity	106,846	99,502
Insurance manufacturing subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	858	1,100
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	404	270
Derivatives	0	0
– financial investments at amortised cost	43	475
– financial investments at fair value through other comprehensive income	378	321
Other financial assets	33	34
Reinsurance assets	5	4
PVIF	178	161
Other assets and investment properties	63	56
Total assets	1,104	1,321
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	836	1,114
Deferred tax	23	23
Other liabilities	35	18
Total liabilities	894	1,155
Total equity	210	166
Total liabilities and equity	$ 1,104	$ 1,321